Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2022
Commitments and Contingencies.
Summary of future minimum lease payments

Operating Leases
(In thousands)
Three months ending December 31, 2022	$264
Year ending December 31,
2023	1,068
2024	1,107
2025	1,147
2026	1,190
Thereafter	608
Total minimum lease payments	$5,384